New Accounting Pronouncement under International Financial Reporting Standards (IFRSs)	12 Months Ended
Dec. 31, 2020
Disclosure Of New Accounting Pronouncements Under International Financial Reporting Standards [Abstract]
New Accounting Pronouncement under International Financial Reporting Standards (IFRSs)
3.	NEW ACCOUNTING PRONOUNCEMENT UNDER INTERNATIONAL FINANCIAL REPORTING STANDARDS (IFRSs)
(1)

The Company applied International Financial Reporting Standards, International Accounting Standards, and Interpretations issued, revised or amended which have been issued by the International Accounting Standards Board (IASB) and become effective for annual periods beginning on or after January 1, 2020. There were no newly adopted or revised standards and interpretations that have material impact on the Company’s financial position and performance.

(2)	The Company has not adopted the following new, revised or amended IFRSs that have been issued by the IASB but not yet effective:

New, Revised or Amended Standards and Interpretations	Effective Date issued by IASB
Interest Rate Benchmark Reform - Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16)	January 1, 2021
IFRS 10 “Consolidated Financial Statements” and IAS 28 “Investments in Associates and Joint Ventures” – Sale or Contribution of Assets between an Investor and its Associate or Joint Ventures	To be determined by IASB
IFRS 17 “Insurance Contracts”	January 1, 2023
Amendments to IAS 1“Presentation of Financial Statements”– Classification of Liabilities as Current or Non-current	January 1, 2023
Narrow-scope amendments of IFRS, including Amendments to IFRS 3, Amendments to IAS 16, Amendments to IAS 37	January 1, 2022
Annual Improvements to IFRS Standards 2018 – 2020:
Amendments to IFRS 1 “First-time Adoption of International Financial Reporting Standards”	January 1, 2022
Amendments to IFRS 9 “Financial Instruments”	January 1, 2022
Amendments to IFRS 16 “Leases”	January 1, 2022
Amendments to IAS 41 “Agriculture”	January 1, 2022
Amendments to IAS 1 “Presentation of Financial Statements” – Disclosure Initiative – Accounting Policies	January 1, 2023
Amendments to IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” – Definition of Accounting Estimates	January 1, 2023

(3)	The potential effects of adopting the standards or interpretations issued by IASB on the Company’s financial statements in future periods are summarized as below:
a.

Interest Rate Benchmark Reform - Phase 2 (Amendments to IFRS 9 “Financial Instruments” (IFRS 9), IAS 39 “Financial Instruments: Recognition and Measurement” (IAS 39), IFRS 7 “Financial Instruments: Disclosures” (IFRS 7), IFRS 4 “Insurance Contracts” (IFRS 4) and IFRS 16 “Leases” (IFRS 16)

The final phase amendments mainly relate to the effects of the interest rate benchmark reform on the companies’ financial statements:

i.

A company will not have to derecognise or adjust the carrying amount of financial instruments for changes to contractual cash flows as required by the reform, but will instead update the effective interest rate to reflect the change to the alternative benchmark rate;

ii.	A company will not have to discontinue its hedge accounting solely because it makes changes required by the reform, if the hedge meets other hedge accounting criteria; and
iii.	A company will be required to disclose information about new risks arising from the reform and how it manages the transition to alternative benchmark rates.
b.

IFRS 10 “Consolidated Financial Statements” (IFRS 10) and IAS 28 “Investments in Associates and Joint Ventures” (IAS 28)—Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (Amendment)

The amendments address the inconsistency between the requirements in IFRS 10 and IAS 28, in dealing with the loss of control of a subsidiary that is contributed to an associate or a joint venture. IAS 28 restricts gains and losses arising from contributions of non-monetary assets to an associate or a joint venture to the extent of the interest attributable to the other equity holders in the associate or joint venture. IFRS 10 requires full profit or loss recognition on the loss of control of a subsidiary. IAS 28 was amended so that the gain or loss resulting from the sale or contribution of assets that constitute a business as defined in IFRS 3 “Business Combinations” (IFRS 3) between an investor and its associate or joint venture is recognized in full.

IFRS 10 was also amended so that the gain or loss resulting from the sale or contribution of a subsidiary that does not constitute a business as defined in IFRS 3 between an investor and its associate or joint venture is recognized only to the extent of the unrelated investors’ interests in the associate or joint venture. The effective date of this amendment has been deferred indefinitely, but early adoption is allowed.

c.	IAS 1 “Presentation of Financial Statements” (IAS 1) - Classification of Liabilities as Current or Non-current (Amendment)

These are the amendments to paragraphs 69-76 of IAS 1 presentation of financial statements and the amended paragraphs related to the classification of liabilities as current or non-current.

d.	Narrow-scope amendments of IFRS, including Amendments to IFRS 3, Amendments to IAS 16, Amendments to IAS 37
i.	Updating a Reference to the Conceptual Framework (Amendments to IFRS 3)

The amendments updated IFRS 3 by replacing a reference to an old version of the Conceptual Framework for Financial Reporting with a reference to the latest version, which was issued in March 2018.  The amendments also added an exception to the recognition principle of IFRS 3 to avoid the issue of potential “day 2” gains or losses arising for liabilities and contingent liabilities.  Besides, the amendments clarify existing guidance in IFRS 3 for contingent assets that would not be affected by replacing the reference to the Conceptual Framework.

ii.	Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16)

The amendments prohibit a company from deducting from the cost of property, plant and equipment amounts received from selling items produced while the company is preparing the asset for its intended use.  Instead, a company will recognise such sales proceeds and related cost in profit or loss.

iii.	Onerous Contracts - Cost of Fulfilling a Contract (Amendments to IAS 37)

The amendments clarify what costs a company should include as the cost of fulfilling a contract when assessing whether a contract is onerous.

e.	Annual Improvements to IFRS Standards 2018 – 2020
i.	Amendment to IFRS 1

The amendment simplifies the application of IFRS 1 by a subsidiary that becomes a first-time adopter after its parent in relation to the measurement of cumulative translation differences.

ii.	Amendment to IFRS 9 Financial Instruments

The amendment clarifies the fees a company includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability.

iii.	Amendment to Illustrative Examples Accompanying IFRS 16 Leases

The amendment to Illustrative Example 13 accompanying IFRS 16 modifies the treatment of lease incentives relating to lessee’s leasehold improvements.

f.	IAS 1 - Disclosure Initiative - Accounting Policies (Amendment)

The amendments improve accounting policy disclosures that to provide more useful information to investors and other primary users of the financial statements.

g.	IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” (IAS 8) -Definition of Accounting Estimates (Amendment)

The amendments introduce the definition of accounting estimates and included other amendments to IAS 8 to help companies distinguish changes in accounting estimates from changes in accounting policies.

The Company is currently evaluating the potential impact of the aforementioned standards and interpretations listed (c) ~ (g) to the Company’s financial position and performance, and the related impact will be disclosed when the evaluation is completed. The rest of the standards listed are not expected to have material impact on the Company’s financial position and performance.